Chapter 11 proceedings - Narrative (Details)				4 Months Ended	12 Months Ended
	Apr. 04, 2018 USD ($) claim	Feb. 26, 2018 USD ($)	Sep. 12, 2017 USD ($) drilling_unit credit_facility	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)
Debt Instrument [Line Items]
Additional cash distribution					$ 0	$ 4,100,000	$ 0
Adequate protection payments				$ 11,000,000	11,400,000
Interest on liabilities subject to compromise				$ 25,000,000	25,000,000
Payments for reorganization items					$ 22,300,000
Seadrill
Debt Instrument [Line Items]
Percent of loans (more than)			97.00%
Number of credit facilities | credit_facility			12
Percent of bonds			40.00%
Seadrill | US $400 Million Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 400,000,000
Seadrill | US $450 Million Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 450,000,000
Seadrill | US $440 Million Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 440,000,000
Ship Finance
Debt Instrument [Line Items]
Number of chartered drilling units | drilling_unit			3
Commitment Parties
Debt Instrument [Line Items]
New cash commitments			$ 1,060,000,000
Subsequent Event
Debt Instrument [Line Items]
Number of claims filed | claim	152
Bankruptcy amount filed	$ 926,000,000
Subsequent Event | Seadrill
Debt Instrument [Line Items]
Percent of common stock to be received		15.00%
Cash recovery pool		$ 23,000,000
Percent of new shares distributed		2.00%
Percent of equity issued		57.50%
Value of new shares issued		$ 48,100,000
Subsequent Event | Commitment Parties
Debt Instrument [Line Items]
New cash commitments		$ 1,080,000,000
Subsequent Event | Commitment Parties | Line of Credit
Debt Instrument [Line Items]
Extension term		3 months
Period within Petition Date		11 months
Secured Debt | Subsequent Event | Seadrill | New Secured Notes
Debt Instrument [Line Items]
Debt face amount		$ 119,100,000.0
Secured Debt | Subsequent Event | New Seadrill | New Secured Notes
Debt Instrument [Line Items]
Debt expected to be issued		880,000,000
Holders Of General Unsecured Claims | Subsequent Event | Seadrill
Debt Instrument [Line Items]
Additional cash distribution		17,000,000
Shipyards | Subsequent Event | Seadrill
Debt Instrument [Line Items]
Additional cash distribution		17,000,000
Commitment Parties To The Investment Agreement | Subsequent Event | New Seadrill
Debt Instrument [Line Items]
New equity value		$ 200,000,000
Percent of common stock to be received		25.00%
Amount paid to participants (up to)		$ 48,100,000
Purchases Of New Secured Note | Subsequent Event | New Seadrill
Debt Instrument [Line Items]
Percent of equity issued		57.50%
Hemen | Subsequent Event | New Seadrill
Debt Instrument [Line Items]
Percent of common stock to be received		5.00%
Commitment Parties | Subsequent Event | New Seadrill
Debt Instrument [Line Items]
Percent of common stock to be received		0.50%
Employee Incentive Plan | Employee Stock Option | Subsequent Event | New Seadrill
Debt Instrument [Line Items]
Percent of equity reserved		10.00%